Guardian Investor IISM Variable Annuity

The Guardian Investor® Individual Variable Annuity

The Guardian Investor Variable Annuity B Series®

The Guardian Investor Variable Annuity L Series®

The Guardian Investor Asset Builder® Variable Annuity

The Guardian Investor Income Access® Variable Annuity

The Guardian Investor Retirement Asset Manager® Variable Annuity

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with:

1. the Prospectus dated April 29, 2013 for The Guardian Investor IISM Variable Annuity issued through The Guardian Separate Account R;

2. the Prospectus dated April 29, 2013 for The Guardian Investor® Individual Variable Annuity issued through The Guardian Separate Account D;

3. the Prospectus dated April 29, 2013 for The Guardian Investor Variable Annuity B Series® issued through The Guardian Separate Account R;

4. the Prospectus dated April 29, 2013 for The Guardian Investor Variable Annuity L Series® issued through The Guardian Separate Account R;

5. the Prospectus dated April 29, 2013 for The Guardian Investor Asset Builder® Variable Annuity issued through The Guardian Separate Account R;

6. the Prospectus dated April 29, 2013 for The Guardian Investor Income Access® Variable Annuity issued through The Guardian Separate Account Q;

7. the Prospectus dated April 29, 2013 for The Guardian Investor Retirement Asset Manager® Variable Annuity issued through The Guardian Separate Account E.

Effective on or about November 25, 2013, in the Prospectus section titled “THE ANNUITY PERIOD” the second paragraph of “WHEN ANNUITY PAYMENTS BEGIN” is replaced in its entirety with the following:

If your Annuity Commencement Date is on the 29th, 30th or 31st of the month, your annuity option income payments will be processed on the first business day of the following month.

Except as set forth herein, all other provisions of the prospectuses noted above shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST

RECENT PROSPECTUSES AVAILABLE AND SHOULD BE RETAINED WITH THE PROSPECTUSES

FOR FUTURE REFERENCE.

SUPP1113